Initial Public Offering (Details) - Roth CH Acquisition IV Co. [Member]	Aug. 10, 2021 $ / shares shares
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of unit	11,500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of unit	1,500,000
Purchase price (in Dollars per share) | $ / shares	$ 10
Public Warrants [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	1
Number of shares issuable per warrant	1
Exercise price (in Dollars per share) | $ / shares	$ 11.5